Preparation of financial statements - Adjustments (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Initial application
Financial assets	€ 3,836		€ 2,279
Deferred tax liabilities	204		142
Accumulated deficit	(62,680)		(60,124)
Accumulated other comprehensive income	1,160		742
Net loss	€ (2,601)	€ (2,616)	(14,231)	€ (8,764)	€ (8,554)
Impacts of amemdnemt and recalculation
Initial application
Financial assets		244	260			€ 151
Deferred tax liabilities		69	73			43
Accumulated deficit		162	243			(10)
Accumulated other comprehensive income		13	€ (56)			€ 119
Net loss		172
Debt investment at FVOCI - net change in fair value		€ (106)